Other Liabilities	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Other Liabilities
Note 12. Other Liabilities
Other liabilities (current and long-term) as of December 31, 2021 and 2020 are as follows (in thousands):

	December 31, 2021	December 31, 2020
Other current liabilities:
Other payables	$2,839	$3,576
Deferred consideration	5,675	—
Contingent consideration	21,840	138

Total other current liabilities	$30,354	$3,714

Other liabilities:
Deferred consideration	$4,595	$—
Contingent consideration	6,532	2,164
Incentive securities	—	1,425

Total other liabilities	$11,127	$3,589